Goodwill and intangible assets - Annual rates in calculating amortisation (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Software [member] | Min [member] | Internally generated [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	12 months
Software [member] | Min [member] | Other [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	12 months
Software [member] | Max [member] | Internally generated [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	6 years
Software [member] | Max [member] | Other [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	6 years
Certain core banking platforms | Min [member] | Internally generated [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	10 years
Certain core banking platforms | Max [member] | Internally generated [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	15 years
Customer lists [member] | Min [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	12 months
Customer lists [member] | Max [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	25 years
Licences and other [member] | Min [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	12 months
Licences and other [member] | Max [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amortisation period	25 years